PREMISES AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 3,628	$ 3,612
Less accumulated depreciation	3,236	3,158
Premises and equipment, total	392	454
Depreciation	78	97	$ 98
Land and Land Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	246	246
Building and Building Improvements [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	2,165	2,165
Furniture and Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 1,217	$ 1,201